Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Common Stock [Member]
Stock, issuance costs	$ 300	$ 300
Preferred Stock [Member]
Stock, issuance costs	371	371
Warrant Derivative Liability [Member]
Stock, issuance costs	$ 571	$ 571